Federated Managed Pool Series
Federated Corporate Bond Strategy Portfolio (FCSPX)
Federated High-Yield Strategy Portfolio (FHYSX)
Federated International Bond Strategy Portfolio (FIBPX)
Federated International Dividend Strategy Portfolio (FIDPX)
Federated Managed Volatility Strategy Portfolio (FMVPX)
Federated Mortgage Strategy Portfolio (FMBPX)

SUPPLEMENT TO CURRENT PROSPECTUSES
The following items will be effective on August 21, 2015:
1. All Funds except Federated International Dividend Strategy Portfolio:
Please delete the “Portfolio Holdings Information” section in its entirety and replace it with the following:
“Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.”
Federated International Dividend Strategy Portfolio only:
Please delete the “Portfolio Holdings Information” section in its entirety and replace it with the following:
“Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website five business days after the end of the month and remains posted for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters at under the “Managed Accounts” section of the “Products” tab. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.”
2. All Funds except Federated International Dividend Strategy Portfolio and Federated Managed Volatility Strategy Portfolio:
Please delete the second paragraph on the back cover page in its entirety and replace it with the following:
“These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab.''
Federated International Dividend Strategy Portfolio and Federated Managed Volatility Strategy Portfolio only:
Please add the following as the second paragraph to the back cover page:
“These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab.''
The following items will be effective on December 31, 2015:
1. Under the heading entitled, “Fund Summary Information,” please delete the last sentence of the introductory paragraph under the “Performance: Bar Chart and Table” section and replace it with the following:
“Updated performance information for the Fund is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab or by calling 1-800-341-7400.”

2. Under the heading entitled, “What Do Shares Cost?” please add the following sentence to the end of the first paragraph under the “Calculation of Net Asset Value” section:
“The Fund's current NAV and/or public offering price may be found at www.FederatedInvestors.com, via online news sources and in certain newspapers.”
3. Under the heading entitled “Account and Share Information,” please add the following as the last sentence to the final paragraph under the “Dividends and Capital Gains” section:
“In addition, important information regarding the Fund's distributions, if applicable, is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab.''
4. Please add the following as the second paragraph under the “Portfolio Holdings Information” section:
“Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund's top 10 holdings, and percentage breakdowns of the portfolio by sector, type of investment and credit quality.”
August 20, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452795 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Managed Pool Series
Federated Corporate Bond Strategy Portfolio (FCSPX)
Federated High-Yield Strategy Portfolio (FHYSX)
Federated International Bond Strategy Portfolio (FIBPX)
Federated International Dividend Strategy Portfolio (FIDPX)
Federated Managed Volatility Strategy Portfolio (FMVPX)
Federated Mortgage Strategy Portfolio (FMBPX)

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
The following item will be effective on August 21, 2015:
1. All Funds except Federated International Dividend Strategy Portfolio:
Under the heading entitled “Who Manages and Provides Services to the Fund?” please delete the first paragraph under the section entitled “Portfolio Holdings Information” in its entirety and replace it with the following:
“Information concerning the Fund's portfolio holdings is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.”
Federated International Dividend Strategy Portfolio only:
Under the heading entitled “Who Manages and Provides Services to the Fund?” please delete the first paragraph under the section entitled “Portfolio Holdings Information” in its entirety and replace it with the following:
“Information concerning the Fund's portfolio holdings is available at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website five business days after the end of the month and remains posted for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.”
The following items will be effective on December 31, 2015:
1. Under the heading entitled “Who Manages and Provides Services to the Fund?” please delete the “Proxy Voting Report” section in its entirety and replace it with the following:
“Proxy Voting Report
A report on “Form N-P'' of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.Federatedinvestors.com under the “Managed Accounts” section of the “Products” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.”

2. Under the heading entitled “Who Manages and Provides Services to the Fund?” please add the following as the second paragraph under the section entitled “Portfolio Holdings Information:”
“Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include: identification of the Fund's top 10 holdings, and percentage breakdowns of the portfolio by sector, type of investment and credit quality.”
August 20, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452793 (8/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.